Supplement dated November 24, 2021
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund (the Fund)	10/1/2021
On November 22, 2021, the Fund's Board of Trustees approved changes to the Fund's principal investment strategies, principal risks and comparative indices. As a result, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add Leverage Risk to the lead-in paragraph and the following as Principal Risks of the Fund:
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
SUP161_05_003_(11/21)

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
The rest of the section remains the same.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective November 24, 2021, the Fund compares its performance to that of an index consisting of 80% Bloomberg High Yield Municipal Bond Index and 20% Bloomberg Municipal Bond Index (the New Blended Benchmark). Prior to this date, the Fund compared its performance to that of an index consisting of 60% Bloomberg High Yield Municipal Bond Index and 40% Bloomberg Municipal Bond Index (the Former Blended Benchmark). The Fund continues to also compare its performance to that of the Bloomberg High Yield Municipal Bond Index. The Fund’s investment manager believes that the New Blended Benchmark and the Bloomberg High Yield Municipal Bond Index provide a more appropriate basis for comparing the Fund's performance in light of the enhancements made to the Fund's principal investment strategies. Information on the Former Blended Benchmark will be included for a one-year transition period.
The Fund’s performance prior to November 24, 2021 reflects returns achieved according to principal investment strategies that have since been enhanced to permit increased use of leveraged investments.  If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	07/31/2000
returns before taxes		0.47%	3.63%	5.53%
returns after taxes on distributions		0.47%	3.63%	5.53%
returns after taxes on distributions and sale of Fund shares		1.74%	3.74%	5.35%
Class Adv returns before taxes	03/19/2013	3.74%	4.44%	6.06%
Class C returns before taxes	07/15/2002	1.89%	3.58%	5.18%
Class Inst returns before taxes	03/05/1984	3.74%	4.46%	6.06%
Class Inst2 returns before taxes	11/08/2012	3.69%	4.50%	6.12%
Class Inst3 returns before taxes	03/01/2017	3.83%	4.55%	6.10%
New Blended Benchmark (80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)		5.02%	6.04%	6.43%
Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		4.89%	6.56%	6.86%
Former Blended Benchmark (60% Bloomberg High Yield Municipal Bond Index, 40% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)		5.12%	5.52%	5.98%

The rest of the section remains the same.

SUP161_05_003_(11/21)

The information under the subsection “Principal Investment Strategies” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets in high yield securities may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
The information under the subsection “Principal Risks” in the “More Information About the Fund" section of the Prospectus is hereby revised to add Leverage Risk to the lead-in paragraph and the following as Principal Risks of the Fund:
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

SUP161_05_003_(11/21)

Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the coupon rate, while floating rate securities have a coupon rate that changes whenever there is a change in a designated benchmark index or the issuer’s credit rating. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some inverse floaters are structured with liquidity features and may include market-dependent liquidity features that may expose the Fund to greater liquidity risk. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Inverse floaters and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
4
SUP161_05_003_(11/21)